CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 3,111	$ 3,721	$ 23,650	$ 15,866
General and administrative	1,243	727	4,457	2,799
Total operating expenses	4,354	4,448	28,107	18,665
Loss from operations	(4,354)	(4,448)	(28,107)	(18,665)
Other income, net			(2,037)
Impairment of long-lived assets			0	0
Net loss	$ (9,579)	$ (4,202)	$ (29,397)	$ (17,347)
Net loss per share:
Basic (in dollars per share)	$ (0.5)	$ (0.22)	$ (1.53)	$ (0.91)
Diluted (in dollars per share)	$ (0.5)	$ (0.22)	$ (1.53)	$ (0.91)
Weighted average shares:
Basic (in shares)	19,203,089	19,181,898	19,193,932	19,134,096
Diluted (in shares)	19,203,089	19,181,898	19,193,932	19,134,096
Other comprehensive income, net of tax of $0:
Comprehensive loss	$ (9,577)	$ (4,202)
Cara Therapeutics, Inc.
Revenue:
Total revenue	2,569	2,135	$ 7,137	$ 20,968	$ 41,867
Operating expenses:
Cost of goods sold		620	620	6,174	7,266
Research and development	319	21,964	32,805	108,510	91,879
General and administrative	4,636	6,816	26,530	27,779	30,257
Restructuring	0	2,401	5,565
Total operating expenses	4,955	31,801	65,520	142,463	129,402
Loss from operations	(2,386)	(29,666)	(58,383)	(121,495)	(87,535)
Other income, net	347	952	2,828	3,586	2,061
Impairment of long-lived assets			(4,274)	0	0
Inventory write-down	0	0	(2,963)
Non-cash interest expense on liability related to sales of future royalties and milestones	(2,867)	(1,982)	(8,473)	(604)
Loss before benefit from income taxes			(71,265)	(118,513)	(85,474)
Net loss	$ (4,906)	$ (30,696)	$ (70,867)	$ (118,513)	$ (85,474)
Net loss per share:
Basic (in dollars per share)	$ (3.22)	$ (20.24)	$ (46.6)	$ (78.79)	$ (57.35)
Diluted (in dollars per share)	$ (3.22)	$ (20.24)	$ (46.6)	$ (78.79)	$ (57.35)
Weighted average shares:
Basic (in shares)	1,524,116	1,516,336	1,520,913	1,504,141	1,490,377
Diluted (in shares)	1,524,116	1,516,336	1,520,913	1,504,141	1,490,377
Other comprehensive income, net of tax of $0:
Change in unrealized gains on available-for-sale marketable securities		$ 69	$ 260	$ 1,412	$ (1,314)
Comprehensive loss	$ (4,906)	(30,627)
Cara Therapeutics, Inc. | Collaborative revenue
Revenue:
Total revenue	1,198	788	2,086	12,936	16,572
Cara Therapeutics, Inc. | Commercial supply revenue
Revenue:
Total revenue		640	640	5,843	10,223
Cara Therapeutics, Inc. | License and milestone fees
Revenue:
Total revenue				910	15,000
Cara Therapeutics, Inc. | Royalty revenue
Revenue:
Total revenue				415	$ 72
Cara Therapeutics, Inc. | Clinical compound revenue
Revenue:
Total revenue	48	84	84	165
Cara Therapeutics, Inc. | Other revenue
Revenue:
Total revenue	$ 1,323	$ 623	$ 4,327	$ 699